MINING INTERESTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
9. MINING INTERESTS
Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Exploration & evaluation	Total
(in millions of U.S. dollars)
COST
As at December 31, 2016	1,540.2	1,117.1	959.1	741.4	1.1	4,358.9
Additions	88.8	65.8	44.5	529.7	-	728.8
Disposal of El Morro stream	-	(32.0)	-	-	-	(32.0)
Disposals	-	-	(17.0)	-	-	(17.0)
Impairment loss on assets held for sale (1)	(48.6)	-	-	-	-	(48.6)
Assets reclassified as held for sale (1)	(178.5)	(9.8)	(161.4)	(0.3)	-	(350.0)
Transfers (2)	1,219.5	(580.2)	554.1	(1,213.8)	-	(20.4)
Asset impairment	(268.4)	-	-	-	-	(268.4)
As at December 31, 2017	2,353.0	560.9	1,379.3	57.0	1.1	4,351.3
Additions	70.8	23.8	48.3	72.0	-	214.9
Disposals	(0.4)	-	(4.8)	-	-	(5.2)
Sale of Mesquite (1)	(323.5)	-	(232.0)	(1.8)	-	(557.3)
Transfers	(0.6)	-	0.6	-	-	-
Asset Impairment (3)	(836.6)	(218.2)	-	-	-	(1,054.8)
As at December 31, 2018	1,262.7	366.5	1,191.4	127.2	1.1	2,948.9
ACCUMULATED DEPRECIATION
As at December 31, 2016	734.9	-	432.7	-	-	1,167.6
Depreciation for the year	161.7	-	102.5	-	-	264.2
Disposals	-	-	(16.2)	-	-	(16.2)
Reclassified as held for sale (1)	(159.3)	-	(105.4)	-	-	(264.7)
As at December 31, 2017	737.3	-	413.6	-	-	1,150.9
Depreciation for the period	169.1	-	130.7	-	-	299.8
Disposals	(0.1)	-	(3.6)	-	-	(3.7)
Sale of Mesquite (1)	(189.3)	-	(162.2)	-	-	(351.5)
As at December 31, 2018	717.0	-	378.5	-	-	1,095.5
CARRYING AMOUNT
As at December 31, 2017	1,615.7	560.9	965.7	57.0	1.1	3,200.4
As at December 31, 2018	545.7	366.5	812.9	127.2	1.1	1,853.4
1.	Refer to Note 15 for further information on discontinued operations. Mesquite was classified as an asset held-for-sale in the third quarter of 2018 and was sold in October 2018. Peak Mines was classified as an asset held-for-sale in 2017 and was sold in April 2018.
2.	Effective November 1, 2017, Rainy River achieved commercial production. As a result, the Company transferred amounts capitalized to construction in progress to depletable mining properties and plant & equipment and assets capitalized as non-depletable mining properties were transferred to depletable mining properties. Additionally, on November 1, 2017, the Company transferred $20.4 million related to inventories from construction in progress to current assets.
3.	Refer to note 10 for further information on impairment.

The Company capitalized interest of $51.3 million for the year ended December 31, 2017 to qualifying development projects. No interest was capitalized to qualifying development projects for the year ended December 31, 2018.

Carrying amount by property as at December 31, 2018:
	As at December 31, 2018
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	421.9	26.1	191.6	16.4	656.0
Cerro San Pedro (2)	-	-	-	-	-
Rainy River	123.8	14.3	605.0	110.8	853.9
Blackwater	-	326.1	14.2	-	340.3
Other (1)	-	1.1	2.1	-	3.2
Carrying amount as at December 31, 2018	545.7	367.6	812.9	127.2	1,853.4
1.	Other includes corporate balances and exploration properties.
2.	Cerro San Pedro transitioned to the reclamation phase of its mine life cycle on December 31, 2018. As a result, Cerro San Pedro’s mining interests are fully amortized as at December 31, 2018.

Carrying amount by property as at December 31, 2017:
	As at December 31, 2017
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	521.8	22.9	225.7	15.1	785.5
Mesquite	150.0	-	83.5	2.7	236.2
Cerro San Pedro	0.6	-	-	-	0.6
Rainy River	948.1	0.5	633.6	39.2	1,621.4
Blackwater	-	537.5	14.6	-	552.1
Other (1)	-	1.1	3.5	-	4.6
Carrying amount as at December 31, 2017	1,620.5	562.0	960.9	57.0	3,200.4
1.	Other includes corporate balances and exploration properties.